Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transactions
Purchase of goods (Note a)	¥ 213,350	¥ 155,093	¥ 111,191
Logistic services (Note b)		137,088	469,974
Other operating income	1,825	1,773	¥ 4,027
Other expense	¥ 1,001	1,475
Amounts due from related parties		8,352		$ 1,566	¥ 10,191
Amounts due to affiliates and companies controlled or significantly influenced by shareholders related to purchases of goods, logistic and other services		¥ 52,729			¥ 65,022